Cash flow hedging reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	€ (24.5)	€ (13.2)	€ 8.5	€ (3.0)
Change in fair value of hedging instrument recognized in OCI in the year	(83.7)	31.9	69.8
Reclassified to cost of goods sold	0.2	(21.8)	(6.4)
Reclassified from other comprehensive income to finance costs	66.2	(37.4)	(47.9)
Deferred tax income (expense) on cash flow hedge reserve	6.0	5.6	(4.0)
Swap contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(4.5)	(6.8)	0.9	(0.4)
Change in fair value of hedging instrument recognized in OCI in the year	(63.7)	28.1	49.5
Reclassified to cost of goods sold	0.0	0.0	0.0
Reclassified from other comprehensive income to finance costs	66.2	(37.4)	(47.9)
Deferred tax income (expense) on cash flow hedge reserve	(0.2)	1.6	(0.3)
Forward contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(20.0)	(6.4)	7.6	€ (2.6)
Change in fair value of hedging instrument recognized in OCI in the year	(20.0)	3.8	20.3
Reclassified to cost of goods sold	0.2	(21.8)	(6.4)
Reclassified from other comprehensive income to finance costs	0.0	0.0	0.0
Deferred tax income (expense) on cash flow hedge reserve	€ 6.2	€ 4.0	€ (3.7)